Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income before provision for income tax expense									$ 13,179	$ 11,696	$ 7,396
Tax at statutory federal income tax rate									4,481	3,977	2,515
Tax-exempt income									(369)	(348)	(353)
State income tax, net of federal tax benefit									376	385	233
Other, net									92	28	27
Total income tax expense	$ 1,083	$ 1,377	$ 1,001	$ 1,119	$ 1,074	$ 802	$ 1,121	$ 1,045	$ 4,580	$ 4,042	$ 2,422
Tax at statutory federal income tax rate (in percent)									34.00%	34.00%	34.00%
Tax-exempt income (in percent)									(2.80%)	(2.98%)	(4.77%)
State income tax, net of federal tax benefit (in percent)									2.85%	3.30%	3.15%
Other, net (in percent)									0.70%	0.24%	0.37%
Provision for income tax expense (in percent)									34.75%	34.56%	32.75%